Insurance and reinsurance - Summary of Insurance Contracts by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balance at beginning of period, Insurance contract assets	$ 681	$ 487
Balance at beginning of period, Insurance contract liabilities	(19,026)	(18,226)
Balance at beginning of period, Net insurance contract liabilities	(18,345)	(17,739)
Insurance revenue	5,073	4,670
Insurance service expense	(4,230)	(3,749)
Insurance finance income (expense)	(3,131)	(421)
Cash flows:
Premiums received	(5,940)	(5,739)
Claims and other insurance service expenses paid	4,388	4,196
Insurance acquisition cash flows and other	417	378
Total cash flows	(1,135)	(1,165)
Other movements	125	59
Balance at end of period, Insurance contract assets	588	681
Balance at end of period, Insurance contract liabilities	(22,231)	(19,026)
Balance at end of period, Net insurance contract liabilities	(21,643)	(18,345)
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balance at beginning of period, Insurance contract assets	1,531	1,191
Balance at beginning of period, Insurance contract liabilities	(17,858)	(17,227)
Balance at beginning of period, Net insurance contract liabilities	(16,327)	(16,036)
Insurance revenue	5,073	4,670
Insurance service expense	(358)	(250)
Insurance finance income (expense)	(2,974)	(388)
Investment components	705	660
Cash flows:
Premiums received	(5,940)	(5,739)
Insurance acquisition cash flows and other	417	378
Total cash flows	(5,523)	(5,361)
Other movements	343	378
Balance at end of period, Insurance contract assets	1,805	1,531
Balance at end of period, Insurance contract liabilities	(20,866)	(17,858)
Balance at end of period, Net insurance contract liabilities	(19,061)	(16,327)
Liabilities for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balance at beginning of period, Insurance contract assets	(850)	(704)
Balance at beginning of period, Insurance contract liabilities	(1,168)	(999)
Balance at beginning of period, Net insurance contract liabilities	(2,018)	(1,703)
Insurance service expense	(3,872)	(3,499)
Insurance finance income (expense)	(157)	(33)
Investment components	(705)	(660)
Cash flows:
Claims and other insurance service expenses paid	4,388	4,196
Total cash flows	4,388	4,196
Other movements	(218)	(319)
Balance at end of period, Insurance contract assets	(1,217)	(850)
Balance at end of period, Insurance contract liabilities	(1,365)	(1,168)
Balance at end of period, Net insurance contract liabilities	$ (2,582)	$ (2,018)